Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 1,900	$ 1,300	$ 2,200	$ 1,500
Common shares issued	2,268,241	1,390,713	2,619,812	1,909,928
Share capital	$ 1,000	$ 400	$ 1,200	$ 800
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	200	200	300	300
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 600	$ 1,000	$ 700	$ 1,100
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	14,410,429		14,410,429		6,742,580